REVENUE - Disaggregated Revenues (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregated Revenues
Total revenues	¥ 23,891	¥ 21,882	¥ 13,862
Leased and owned hotels revenue
Disaggregated Revenues
Total revenues	13,843	13,796	9,148
Room revenues
Disaggregated Revenues
Total revenues	11,806	11,789	7,571
Food and beverage revenues
Disaggregated Revenues
Total revenues	1,342	1,333	1,049
Others
Disaggregated Revenues
Total revenues	695	674	528
Manachised and franchised hotel revenues
Disaggregated Revenues
Total revenues	9,498	7,694	4,405
Initial one-time license/franchise fee
Disaggregated Revenues
Total revenues	137	114	106
On-going management and service/royalty fees
Disaggregated Revenues
Total revenues	3,306	2,785	1,375
Central reservation system usage fees, other system maintenance and support fees
Disaggregated Revenues
Total revenues	3,318	2,628	1,262
Reimbursements for hotel manager fees
Disaggregated Revenues
Total revenues	1,752	1,400	1,103
Other fees
Disaggregated Revenues
Total revenues	985	767	559
Others
Disaggregated Revenues
Total revenues	¥ 550	¥ 392	¥ 309